Real Property Interests	9 Months Ended
Sep. 30, 2015
Real Property Interests
Real Property Interests

4. Real Property Interests

The following summarizes the Combined Entities’ real property interests:

	September 30,	December 31,
	2015	2014	2013
Land	$8,262,784	$7,209,933	$3,354,119
Real property interests – perpetual	85,756,805	75,926,262	68,728,763
Real property interests – non-perpetual	258,394,847	209,485,179	183,031,371
Total land and real property interests	352,414,436	292,621,374	255,114,253
Accumulated amortization	(12,387,800)	(8,507,384)	(3,942,232)
Land and net real property interests	$340,026,636	$284,113,990	$251,172,021

The Partnership completed the acquisitions as described in Note 3, Acquisitions. The Partnership paid total consideration of $169.7 million during the nine months ended September 30, 2015. The acquisitions are deemed to be transactions between entities under common control, which requires the assets and liabilities to be transferred at the historical cost of the parent of the entities, with prior periods retroactively adjusted to furnish comparative information. During the nine months ending September 30, 2015, the differences totaling $44.1 million between the total consideration of $169.7 million and the historical cost basis of $125.6 million were allocated to the General Partner. Additionally, Partnership paid a total consideration of approximately $74.8 million for the November 19, 2015 acquisitions described in Note 1 and 3 for the Fund Acquisitions. The differences of approximately $19.8 million between the total consideration of $74.8 million and the historical cost basis of $55.0 million will be allocated to the General Partner. The Partnership finalized the purchase price allocations for the March 2015, April 2015, July 2015, and August 2015 acquisitions during the three months ended September 30, 2015. As a result of additional information about facts and circumstances that existed at the Sponsor acquisition date related to the March 2015 and April 2015 acquisitions, it recorded changes for the final purchase price allocation during the three months ended in accordance with ASU 2015-16. For the three months ended September 30, 2015, we recorded $30,183 of amortization of above- and below-market lease intangibles included as an increase to rental income related to the year ended December 31, 2014 for the March 2015 and April 2015 acquisitions.

The following table summarizes the preliminary allocations for the September 21, 2015 and both November 19, 2015 acquisitions and final allocations for the remaining acquisitions of estimated fair values of the assets acquired and liabilities assumed at the date of acquisition.

		Investments in real	In-place lease	Above-market	Below-market	Total purchase
Year	Land	property interests	intangibles	lease intangibles	lease intangibles	price
2014(1)	$—	$5,482,055	$152,067	$—	$(249,612)	$5,384,510
2013(1)	1,301,916	29,419,297	1,033,601	48,845	(1,497,400)	30,306,259

Acquired Assets 2015(2)	2,369,474	62,004,561	1,799,934	1,382,316	(3,763,279)	63,793,006
Acquired Assets 2014(2)	2,539,191	29,179,701	887,274	597,279	(1,527,346)	31,676,099
Acquired Assets 2013(2)	823,260	41,348,431	1,199,638	343,129	(1,562,855)	42,151,603
(1)	Acquisitions as included within the Contributing Landmark Funds.
(2)	Represents prior-period financial information retroactively adjusted for Acquisitions made under common control and the Acquired Funds. See Note 1 and 3 for additional information.

The following unaudited pro forma consolidated results of operations assume that the acquisitions were completed as of January 1, 2013. These unaudited pro forma results have been prepared for comparative purposes only.

	Nine Months Ended September 30,		Year Ended December 31,
	2015	2014	2014	2013
Revenue	$22,253,132	$21,380,394	$28,507,192	$27,794,512
Net income (loss)	(1,935,530)	4,763,582	6,351,442	5,638,763
Net income (loss) per limited partner unit:
Common units – basic and diluted	$(0.01)	n/a	$0.15	n/a
Subordinated units – basic and diluted	(0.21)	n/a	0.15	n/a

Future estimated aggregate amortization of real property interests for each of the five succeeding fiscal years and thereafter as of December 31, 2014, are as follows:

2015	$4,836,941
2016	4,836,941
2017	4,836,941
2018	4,834,348
2019	4,832,155
Thereafter	176,800,469
Total	$200,977,795

The weighted average remaining amortization period for non‑perpetual real property interests is 49,  50 and 51 years at September 30, 2015, December 31, 2014 and 2013, respectively.

 During the nine months ended September 30, 2015 and the years ended December 31, 2014 and 2013, eighteen,  two and six of the Partnership’s real property interests were impaired as a result of termination notices received and one property foreclosure. During nine months ended September 30, 2014, one of the Partnership’s real property interests was impaired as a result of a termination notice received. As a result of T‑Mobile’s acquisition of MetroPCS (completed in 2013), we have received termination notices related to 23 MetroPCS tenant sites, two of which have subsequently been rescinded. As of September 30, 2015, the majority of the MetroPCS tenant sites where we have received termination notices have been vacated.  As a result of all termination notices received we determined that thirteen real property interests were impaired during the nine months ending September 30, 2015 and recognized impairment charges totaling $2.9 million. Impairment of $0.7 million related to a foreclosure notice was received effective March 26, 2015. During the nine months ended September 30, 2015 and 2014, we recognized impairment charges totaling $3.6 million and $8,450, respectively and during the years ended December 31, 2014, 2013, and 2012 we recognized impairment charges totaling $0.3 million, $1.0 million, and $0.2 million. During the nine months ended September 30, 2015 and 2014 and the years ended December 31, 2014 and 2012, the carrying value of each real property interest were determined to have a fair value of zero with the remaining lease intangibles amortized over the remaining lease life. For the year ended December 31, 2013, the carrying value of each real property interest were determined to have a fair value of $149,555 with the remaining lease intangibles amortized over the remaining lease life.